Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		¥ 970,993,759	¥ 9,693,008		¥ 970,993,759	¥ 298,900,155	$ 1,485,518
Impairment loss			0		0	0
Employee defined contribution plan expensed			35,451,168	$ 5,433,129	66,584,898	59,407,321
VAT incurred		130,059,457	207,266,214		130,059,457	100,646,868	31,764,937
Exchange rate			6.5250	1.00
Contract assets		32,343,780	645,992,745		32,343,780		99,002,720
Unsatisfied performance obligations		42,166,362	38,381,520		42,166,362		5,882,225
Unrealized gains (losses) on interest rate swap contracts					(3,289,676)
Financing receivables written off			66,742,161	10,228,684	30,633,497
Post Origination Administrative Services Revenue			73,775,464	11,306,585	86,251,498	93,873,096
Adjustments due to the adoption of ASC 606		5,491,660,291	8,375,209,137		5,491,660,291	¥ 5,255,366,828	1,283,556,956	¥ 17,585,853	¥ (2,681,838,454)
Cross Currency Interest Rate Contract [Member]
Summary Of Significant Accounting Policies [Line Items]
Outstanding notional amount of interest rate swap contracts		311,600,000	0		311,600,000		0
Unrealized gains (losses) on interest rate swap contracts			¥ 0	$ 0	¥ 3,300,000
Customer Concentration Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers			36.50%	36.50%	39.10%	60.20%
General VAT [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			6.00%	6.00%
Small Scale VAT [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			3.00%	3.00%
General Collaboration Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		35,207,876	¥ 140,785,028		¥ 35,207,876		21,576,250
Guarantee Deposits Risk Assured Arrangements [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		843,586,508	747,207,120		843,586,508		114,514,500
Collateral for Short-term Borrowings [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		¥ 965,873,651	¥ 0		¥ 965,873,651		$ 0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage			20.00%				20.00%
Estimated useful life of intangible assets			6 years	6 years
Minimum [Member] | Automobile Sales [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	6.00%
Minimum [Member] | Electronic Technology [member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate		6.00%
Minimum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			6 years	6 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage			50.00%				50.00%
Estimated useful life of intangible assets			10 years	10 years
Maximum [Member] | Automobile Sales [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	16.00%
Maximum [Member] | Electronic Technology [member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate		13.00%
Maximum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			10 years	10 years
Weighted Average [Member] | Computer Software, Intangible Asset [Member]
Summary Of Significant Accounting Policies [Line Items]
Weighted average amortization period			9 years 3 months 3 days	9 years 3 months 3 days	9 years 4 months 28 days